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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.
(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President
Keyco Bond Fund, Inc.
27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Name and Address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays current valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Keyco Bond Fund, Inc. - Schedule of Portfolio Investments
December 31, 2005

Long-Term State and Municipal Obligations	Principal Amount	Fair Value

Michigan (56.3% of investment fair value)
Berkley, Michigan, City School District, 5%, May 2019	$425,000	$455,906
Detroit, Michigan, FSA, Series A, 5%, April 2019	640,000	665,843
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007	520,000	532,724
Detroit, Michigan, City School District, 5.5%, May 2020	385,000	425,783
Detroit, Michigan, City School District, 5%, May 2022	500,000	541,335
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022	250,000	262,905
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024	350,000	365,771
Dundee, Michigan, Community School District, 5.375%, May 2020	365,000	393,882
Grand Ledge, Michigan, Public Schools, 5%, May 2022	400,000	423,816
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
Bronson Methodist Hospital, 5.25%, May 2018	270,000	282,531
Lincoln, Michigan, Consolidated School District, 5%, May 2018	170,000	176,479
Livonia, Michigan, Public Schools, 5.75%, May 2018	380,000	415,754
Macomb County, Michigan, Building Authority, 5%, March 2021	500,000	523,585
Madison, Michigan, District Public Schools, 5.125%, May 2018	750,000	792,217
Michigan Municipal Bond Authority Revenue, Local Government
Loan Program, 6%, December 2013	130,000	131,481
Michigan Municipal Bond Authority Revenue, Local Government
Loan Program, 5.375%, November 2017	150,000	153,381
Michigan Municipal Bond Authority Revenue, Clean Water,
State Revolving Fund, 5%, October 2022	325,000	346,658
Michigan Municipal Bond Authority Revenue, Clean Water,
State Revolving Fund, 5%, October 2023	535,000	564,682
Michigan State Building Authority Revenue, Series 1, 4.75%,
October 2021	270,000	275,405
Michigan State Trunk Line, Series A, 4.75%, November 2020	120,000	122,993
Michigan State House of Representatives Certificates of Participation,
5%, August 2020	460,000	477,052
Novi, Michigan, Building Authority, 5.6%, October 2019	420,000	463,294
Saginaw Valley State University General Revenue, Michigan, 5.25%,
July 2019	610,000	643,568
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018	150,000	156,050
University, Michigan, University Revenue Housing, 5.125%,
November 2015	350,000	359,009
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019	500,000	544,330
Wayland, Michigan, Unified School District, 5.125%, May 2017	1,025,000	1,045,623
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
December 2015	135,000	142,997
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
December 2017	500,000	528,050
Wayne County, Michigan, Airport Revenue, Series B, 4.875%,
December 2023	325,000	332,556
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022	125,000	135,183
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022	440,000	466,818
Wyandotte, Michigan, Downtown Development, 6.25%,
December 2008	465,000	488,069
Wyoming, Michigan, Public Schools, 5.25%, May 2017	675,000	704,470
Zeeland, Michigan, Public Schools, 5%, May 2023	225,000	237,886

	13,840,000	14,578,086

Keyco Bond Fund, Inc. - Schedule of Portfolio Investments
December 31, 2005

Long-Term State and Municipal Obligations	Principal Amount	Fair Value

All Other States and Territories (43.7% of investment fair value)
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	$750,000	$816,870
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008	290,000	307,290
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009	700,000	749,273
Maryland State Health and Higher Educational Facilities Authority
Revenue Johns Hopkins Hospital Redevelopment Issue,
6.625%, July 2008	135,000	140,631
Mercer County, New Jersey, Improvement Authority Revenue,
State Justice Complex, 6.4%, January 2018	500,000	588,140
Metropolitan Transportation Authority, New York, Commuter
Facilities Revenue, 5.25%, July 2017	310,000	329,766
New York, New York, CIFG-TCRS, CIFG, Series O, 5%, June 2022	325,000	343,467
New York, New York, City Municipal Water Authority, Water and
Sewer System Revenue, 5.625%, June 2019	320,000	326,512
New York, New York, City Municipal Water Authority, Water and
Sewer System Revenue, 5.625%, June 2019	625,000	637,637
New York, New York, City Municipal Water Finance Authority,
Water and Sewer System Revenue, 5.125%, June 2022	205,000	211,511
New York, New York, City Transitional Finance Authority Future
Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	500,870
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
Center, U. S. Treasury, 6.25%, July 2011	540,000	576,256
Puerto Rico Commonwealth Highway and Transportation Authority
Highway Revenue, 6.25%, July 2012	500,000	574,505
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%,
July 2023	575,000	610,937
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, 1998
Series A, 5.375%, October 2013	435,000	466,577
Puerto Rico Public Finance Corporation Commonwealth
Appropriation, 5.375%, June 2017	565,000	637,783
Austin, Texas, Utility System Revenue, 6%, April 2006	500,000	503,175
Canutillo, Texas, Independent School District, 5%, August 2023	450,000	471,604
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
February 2020	445,000	470,147
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
February 2020	35,000	36,672
Corpus Christi, Texas, Business and Job Development Corporate Sales
Tax Revenue, 5%, September 2021	475,000	502,545
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018	500,000	530,845
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020	730,000	793,773
Sherman, Texas, New Public Housing Authority, 5.75%, March 2006	200,000	200,748

	10,610,000	11,327,534

Total investments	$24,450,000	$25,905,620

Note to Investment Portfolio

On December 31, 2005, the cost of investments in securities was $24,526,169. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were:

Gross unrealized appreciation	$1,429,942
Gross unrealized depreciation	50,491

Net unrealized appreciation	$1,379,451

Item 2. Controls and Procedures.

                (a)           Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

                (b)           There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 3. Exhibits.

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber

Joel D. Tauber, President

Date:  January 27, 2006

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber

Joel D. Tauber, President

Date: January 27, 2006

By:	/s/ Ellen T. Horing

Ellen T. Horing, Treasurer

Date: January 27, 2006

EXHIBIT INDEX

Exhibit No. Description

EX.99.302CERT (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.